GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 1.85%
77,984	Element Solutions Inc(a)	$ 819,612
48,228	Orion Engineered Carbons SA	603,332
23,114	Steel Dynamics Inc	661,754
		2,084,698
Communications — 4.94%
5,737	1-800-Flowers.com Inc Class A(a)	143,081
3,668	AudioCodes Ltd(a)	115,395
19,566	Calix Inc(a)	347,883
31,923	Ciena Corp(a)	1,267,024
3,290	Fiverr International Ltd(a)	457,244
51,342	Limelight Networks Inc(a)	295,730
20,365	LiveXLive Media Inc(a)(b)	52,847
17,253	Magnite Inc(a)(b)	119,822
18,881	Mimecast Ltd(a)	885,897
19,205	Open Lending Corp Class A(a)	489,728
3,956	Overstock.com Inc(a)	287,403
10,529	RealReal Inc(a)	152,355
571	Stamps.com Inc(a)	137,582
8,044	Zendesk Inc(a)	827,889
		5,579,880
Consumer, Cyclical — 11.50%
53,516	American Eagle Outfitters Inc(b)	792,572
14,109	Boot Barn Holdings Inc(a)	397,027
3,716	Burlington Stores Inc(a)	765,830
37,695	Callaway Golf Co	721,482
5,326	Crocs Inc(a)	227,580
6,748	Duluth Holdings Inc Class B(a)(b)	82,461
55,228	Extended Stay America Inc	659,975
9,765	FirstCash Inc	558,656
4,331	Five Below Inc(a)	550,037
7,880	Fox Factory Holding Corp(a)	585,720
14,970	IAA Inc(a)	779,488
49,474	International Game Technology PLC	550,646
32,782	KAR Auction Services Inc	472,061
2,529	LGI Homes Inc(a)	293,794
44,706	Lions Gate Entertainment Corp Class B(a)	389,836
4,899	Malibu Boats Inc Class A(a)	242,794
3,907	National Vision Holdings Inc(a)	149,404
10,835	Ollie's Bargain Outlet Holdings Inc(a)	946,437
2,149	Papa John's International Inc	176,820
27,775	PetIQ Inc(a)	914,353
9,315	Shyft Group Inc	175,867
29,010	Skyline Champion Corp(a)	776,598
25,106	Sleep Number Corp(a)	1,227,935
1,535	Sonos Inc(a)	23,301
44,099	Wabash National Corp	527,424
		12,988,098
Shares		Fair Value
Consumer, Non-Cyclical — 32.63%
9,243	ACADIA Pharmaceuticals Inc(a)	$ 381,274
16,392	Adaptimmune Therapeutics PLC ADR(a)	130,808
16,029	Adaptive Biotechnologies Corp(a)	779,490
8,034	Agios Pharmaceuticals Inc(a)	281,190
49,276	Amicus Therapeutics Inc(a)	695,777
13,881	AMN Healthcare Services Inc(a)	811,483
18,579	ASGN Inc(a)	1,180,881
15,725	AtriCure Inc(a)	627,428
13,840	Aurinia Pharmaceuticals Inc(a)	203,863
44,203	Avantor Inc(a)	994,125
34,298	Axonics Modulation Technologies Inc(a)(b)	1,750,570
4,528	Beam Therapeutics Inc(a)(b)	111,479
549	Berkeley Lights Inc(a)	41,922
13,361	Black Diamond Therapeutics Inc(a)(b)	403,903
3,847	Bluebird Bio Inc(a)	207,546
9,207	Blueprint Medicines Corp(a)	853,489
22,664	Cardiovascular Systems Inc(a)	891,828
2,580	CareDx Inc(a)	97,885
4,389	Castle Biosciences Inc(a)	225,814
3,411	Central Garden & Pet Co(a)(b)	136,201
73,160	Cerus Corp(a)	457,982
10,900	ChemoCentryx Inc(a)	597,320
3,305	Coherus Biosciences Inc(a)(b)	60,614
1,836	Deciphera Pharmaceuticals Inc(a)	94,187
3,040	Denali Therapeutics Inc(a)	108,923
3,527	Eidos Therapeutics Inc(a)	178,219
14,827	elf Beauty Inc(a)	272,372
7,057	Emergent BioSolutions Inc(a)	729,200
31,720	Evo Payments Inc Class A(a)	788,242
25,491	Flexion Therapeutics Inc(a)(b)	265,361
5,413	FTI Consulting Inc(a)	573,616
1,653	Galapagos NV Sponsored ADR(a)	234,577
15,292	GenMark Diagnostics Inc(a)	217,146
10,124	Global Blood Therapeutics Inc(a)	558,237
14,721	HealthEquity Inc(a)	756,218
14,939	ICF International Inc	919,197
7,570	Icon PLC(a)	1,446,551
8,732	Immunovant Inc(a)	307,279
2,283	Inari Medical Inc(a)(b)	157,573
6,802	Insmed Inc(a)	218,616
3,032	Inspire Medical Systems Inc(a)	391,280
8,839	Ionis Pharmaceuticals Inc(a)	419,411
18,101	Iovance Biotherapeutics Inc(a)	595,885
813	iRhythm Technologies Inc(a)	193,583
55,492	Ironwood Pharmaceuticals Inc(a)	499,151
1,434	Karuna Therapeutics Inc(a)	110,877
2,670	Krystal Biotech Inc(a)	114,944
28,441	LiveRamp Holdings Inc(a)	1,472,391
7,513	Monro Inc	304,802

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
5,760	MyoKardia Inc(a)	$ 785,261
12,216	Myovant Sciences Ltd(a)	171,635
5,509	NanoString Technologies Inc(a)	246,252
6,444	Novocure Ltd(a)(b)	717,282
5,928	OrthoPediatrics Corp(a)(b)	272,214
11,559	Pacific Biosciences of California Inc(a)	114,087
10,232	Pacira BioSciences Inc(a)	615,148
26,644	Performance Food Group Co(a)	922,415
4,993	Pliant Therapeutics Inc(a)(b)	113,091
7,297	Quanterix Corp(a)	246,201
9,212	Rocket Pharmaceuticals Inc(a)	210,586
8,150	Seres Therapeutics Inc(a)	230,727
4,752	Shockwave Medical Inc(a)	360,202
4,183	SI-BONE Inc(a)	99,221
23,339	Silk Road Medical Inc(a)	1,568,614
2,266	Stoke Therapeutics Inc(a)(b)	75,888
6,882	Strategic Education Inc	629,497
26,028	Syneos Health Inc(a)	1,383,648
12,562	Tactile Systems Technology Inc(a)	459,644
13,083	TG Therapeutics Inc(a)	350,101
20,347	Theravance Biopharma Inc(a)	300,830
9,500	Trillium Therapeutics Inc(a)(b)	134,995
7,980	Turning Point Therapeutics Inc(a)	697,133
4,827	Twist Bioscience Corp(a)	366,707
7,317	US Physical Therapy Inc	635,701
4,717	Veracyte Inc(a)	153,255
4,809	Vital Farms Inc(a)	194,909
3,749	WEX Inc(a)	520,999
9,206	Zymeworks Inc(a)	428,815
		36,855,768
Diversified — 0.15%
7,084	Insurance Acquisition Corp Class A(a)	83,662
5,706	Landcadia Holdings II Inc Class A(a)(b)	81,995
		165,657
Energy — 0.62%
26,105	Parsley Energy Inc Class A	244,343
10,742	Vivint Solar Inc(a)	454,923
		699,266
Financial — 9.67%
14,583	Argo Group International Holdings Ltd	502,093
28,077	BRP Group Inc Class A(a)	699,398
26,001	Essent Group Ltd	962,297
12,443	Evercore Inc Class A	814,519
3,506	eXp World Holdings Inc(a)	141,432
26,193	Focus Financial Partners Inc Class A(a)	858,868
Shares		Fair Value
Financial — (continued)
15,886	Goosehead Insurance Inc Class A	$ 1,375,569
1,526	I3 Verticals Inc Class A(a)	38,531
12,676	Palomar Holdings Inc(a)	1,321,346
12,439	QTS Realty Trust Inc REIT Class A	783,906
3,159	Redfin Corp(a)	157,729
16,772	Stifel Financial Corp	847,992
3,796	SVB Financial Group(a)	913,394
17,667	Triumph Bancorp Inc(a)	550,150
4,513	Trupanion Inc(a)	356,076
26,108	Virtu Financial Inc Class A	600,745
		10,924,045
Industrial — 12.85%
6,946	AO Smith Corp	366,749
25,462	Atkore International Group Inc(a)	578,751
27,068	AZEK Co Inc(a)	942,237
23,460	Boise Cascade Co	936,523
15,966	Chart Industries Inc(a)	1,121,931
6,329	CryoPort Inc(a)	299,995
8,178	Dycom Industries Inc(a)	431,962
10,935	Evoqua Water Technologies Corp(a)	232,041
4,770	Federal Signal Corp	139,522
46,355	GasLog Ltd	125,622
4,168	Generac Holdings Inc(a)	807,091
10,619	Ichor Holdings Ltd(a)	229,052
29,042	Ingersoll Rand Inc(a)	1,033,895
32,624	KBR Inc	729,473
18,539	Knight-Swift Transportation Holdings Inc(b)	754,537
47,125	Kratos Defense & Security Solutions Inc(a)	908,570
11,344	Masonite International Corp(a)	1,116,250
8,399	Montrose Environmental Group Inc(a)	200,064
7,124	nLight Inc(a)	167,272
28,637	PGT Innovations Inc(a)	501,720
34,679	Schneider National Inc Class B	857,612
33,123	SPX Corp(a)	1,536,245
5,459	Woodward Inc	437,593
9,120	Wrap Technologies Inc(a)(b)	61,742
		14,516,449
Technology — 23.08%
6,814	Agilysys Inc(a)	164,626
60,236	Allscripts Healthcare Solutions Inc(a)	490,321
16,583	Black Knight Inc(a)	1,443,550
55,030	Box Inc Class A(a)	955,321
4,408	Cabot Microelectronics Corp(a)	629,506
2,725	Cardlytics Inc(a)(b)	192,303
8,432	Cerence Inc(a)	412,072
6,762	CEVA Inc(a)	266,220
36,564	Clarivate PLC(a)	1,133,118

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Shares		Fair Value
Technology — (continued)
40,116	Cloudera Inc(a)	$ 436,863
20,986	Cornerstone OnDemand Inc(a)	763,051
8,637	CyberArk Software Ltd(a)	893,239
11,163	Digital Turbine Inc(a)	365,477
2,321	Endava PLC Sponsored ADR(a)	146,571
46,418	Evolent Health Inc Class A(a)	576,047
20,781	FormFactor Inc(a)	518,070
4,181	Health Catalyst Inc(a)(b)	153,025
13,426	Lumentum Holdings Inc(a)	1,008,695
42,023	Nuance Communications Inc(a)	1,394,743
13,221	Oak Street Health Inc(a)(b)	706,530
12,932	Omnicell Inc(a)	965,503
21,237	Onto Innovation Inc(a)	632,438
2,759	Ontrak Inc(a)(b)	165,540
1,952	Outset Medical Inc(a)	97,600
34,523	PagerDuty Inc(a)(b)	935,919
17,717	Phreesia Inc(a)	569,247
16,457	PTC Inc(a)	1,361,323
12,108	Rambus Inc(a)	165,759
1,833	Rapid7 Inc(a)	112,253
22,348	RealPage Inc(a)	1,288,139
16,209	Silicon Motion Technology Corp ADR	612,376
2,310	Simulations Plus Inc	174,082
27,961	Sprout Social Inc Class A(a)	1,076,499
24,740	SS&C Technologies Holdings Inc	1,497,265
205	Sumo Logic Inc(a)(b)	4,469
3,864	SVMK Inc(a)	85,433
8,719	Tabula Rasa HealthCare Inc(a)(b)	355,474
9,706	Talend SA ADR(a)(b)	378,922
10,127	Teradyne Inc	804,691
3,883	Upland Software Inc(a)	146,389
31,333	Verra Mobility Corp(a)	302,677
62,094	Zuora Inc Class A(a)	642,052
114,776	Zynga Inc Class A(a)	1,046,757
		26,070,155
Utilities — 0.12%
4,102	Ameresco Inc Class A(a)	137,007
TOTAL COMMON STOCK — 97.41% (Cost $94,105,574)		$110,021,023
Principal Amount		Fair Value
SHORT TERM INVESTMENTS
Repurchase Agreements — 6.47%
$1,736,225	Undivided interest of 2.46% in a repurchase agreement (principal amount/value $70,568,076 with a maturity value of $70,568,233) with RBC Capital Markets Corp, 0.08%, dated 9/30/20 to be repurchased at $1,736,225 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.50%, 10/27/20 - 7/15/61, with a value of $71,979,437.(c)	$ 1,736,225
1,736,225	Undivided interest of 2.49% in a repurchase agreement (principal amount/value $69,723,260 with a maturity value of $69,723,415) with Citigroup Global Markets Inc, 0.08%, dated 9/30/20 to be repurchased at $1,736,225 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 4.63%, 11/27/20 - 11/1/59, with a value of $71,117,729.(c)	1,736,225
1,736,225	Undivided interest of 2.57% in a repurchase agreement (principal amount/value $67,661,258 with a maturity value of $67,661,408) with HSBC Securities (USA) Inc, 0.08%, dated 9/30/20 to be repurchased at $1,736,225 on 10/1/20 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 5.00%, 11/1/26 - 8/1/50, with a value of $69,014,483.(c)	1,736,225
365,507	Undivided interest of 25.48% in a repurchase agreement (principal amount/value $1,434,150 with a maturity value of $1,434,152) with JP Morgan Securities, 0.06%, dated 9/30/20 to be repurchased at $365,507 on 10/1/20 collateralized by U.S. Treasury securities, 0.00% - 1.75%, 11/19/20 - 8/31/24, with a value of $1,462,833.(c)	365,507

See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Schedule of Investments
As of September 30, 2020 (Unaudited)
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,736,225	Undivided interest of 6.92% in a repurchase agreement (principal amount/value $25,108,292 with a maturity value of $25,108,348) with Bank of America Securities Inc, 0.08%, dated 9/30/20 to be repurchased at $1,736,225 on 10/1/20 collateralized by various U.S. Government Agency securities, 2.00% - 5.00%, 3/1/36 - 5/1/58, with a value of $25,610,458.(c)	$ 1,736,225
TOTAL SHORT TERM INVESTMENTS — 6.47% (Cost $7,310,407)		$7,310,407
TOTAL INVESTMENTS — 103.88% (Cost $101,415,981)		$117,331,430
OTHER ASSETS & LIABILITIES, NET — (3.88)%		$(4,378,146)
TOTAL NET ASSETS — 100.00%		$112,953,284
(a)	Non-income producing security.
(b)	All or a portion of the security is on loan at September 30, 2020.
(c)	Collateral received for securities on loan.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

September 30, 2020

GREAT-WEST FUNDS, INC.
GREAT-WEST SMALL CAP GROWTH FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.
The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Short Term Investments	Maturity date, credit quality and interest rates.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.

September 30, 2020

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of September 30, 2020, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector and industry classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

September 30, 2020